Equity Incentive Schemes and Stock Compensation Charges - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended			24 Months Ended	252 Months Ended
	Feb. 14, 2017	May 11, 2015	Jan. 17, 2003	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2017	May 18, 2020	May 16, 2019	May 31, 2018	Feb. 13, 2017	Sep. 23, 2013
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Weighted average contractual term of options outstanding				5 years 4 months 20 days	4 years 10 months 9 days
Exercisable - weighted average remaining contractual life				4 years 6 months 18 days	3 years 7 months 6 days
Total compensation costs				$ 133,844	$ 26,271	$ 26,819
Income tax benefit related to stock compensation				22,700	6,900	8,200
Cash tax benefit related to stock options exercised				$ 23,900	2,500	$ 1,900
The 2020 Legacy PRA Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)									2,500,000
The 2018 Legacy PRA Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)											2,000,000
2013 Legacy PRA Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)													2,052,909
Percentage of outstanding shares authorized													12.50%
Consultants Stock Plan, 2008 Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)	1,000,000											400,000
Limit of shares issued or to be issued pursuant to options granted (in shares)	1,000,000
Employee Stock Plan, 2008 Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)	6,000,000
Maximum number of shares per employee (in shares)	400,000
Option Plans 2008 | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Percentage of option price for fair value of ordinary share (in percent)	100.00%
Employee Stock Plan, 2003 Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)			6,000,000
Maximum number of shares per employee (in shares)			400,000
Maximum number of award as percentage of shares outstanding (in percent)			10.00%
Employee Stock Option | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares vesting period				5 years
Employee Stock Option | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares vesting period				8 years
Employee Stock Option | Award date, prior to 2018
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares vesting period								5 years
Shares expiration period								8 years
Employee Stock Option | Award date, 2018 and thereafter
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares vesting period						12 months
Shares expiration period						8 years
Restricted Stock Units 2013
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)		4,100,000
Additional number of ordinary shares which have been reserved for issuance (in shares)		2,500,000
Consultants Restricted Stock Units 2019
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)										250,000
Consultants Restricted Stock Units 2019 | Non-executive director
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares vesting period							12 months
Restricted Stock Units (RSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units vested				$ 83,500	$ 14,300
Restricted Stock Units (RSUs) | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Share price of equity instruments other than options, vested in period (in USD per share)				$ 115.11	$ 83.47		$ 83.47
Restricted Stock Units (RSUs) | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Share price of equity instruments other than options, vested in period (in USD per share)				$ 206.71	$ 156.21		156.21
Performance Share Unit (PSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units vested				$ 5,100	$ 5,300
Performance Share Unit (PSUs) | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Share price of equity instruments other than options, vested in period (in USD per share)				$ 115.11	$ 83.47		83.47
Performance Share Unit (PSUs) | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Share price of equity instruments other than options, vested in period (in USD per share)				$ 125.74	$ 90.03		$ 90.03
PSUs Based on Service and EPS Targets | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Stock units to be granted (in shares)				71,890